FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial instruments

27.	FINANCIAL INSTRUMENTS

Interest rate risk management

We may enter into financial instruments to reduce the risk associated with fluctuations in interest rates. We have entered into swaps that convert floating rate interest obligations to fixed rates, which from an economic perspective, hedge the interest rate exposure. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counterparties are unable to perform under the contracts; however we do not anticipate non-performance by any of our counterparties. We do not hold or issue instruments for speculative or trading purposes.

We manage our debt portfolio with interest rate swap agreements in U.S. dollars to achieve an overall desired position of fixed and floating interest rates. We ceased hedge accounting for our derivatives in 2015.
As of December 31, 2022 and 2021, we were party to the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below:

Instrument	Year end	Notional value	Maturity dates	Fixed interest rates
Interest rate swaps:
Receiving floating, pay fixed	2022	740,000	2024/2029	1.69% to 2.37%
Receiving floating, pay fixed	2021	505,000	2024/2029	1.69% to 2.37%

Foreign currency risk

The majority of our gross earnings are receivable in U.S. dollars. The majority of our transactions, assets and liabilities are denominated in U.S. dollars, our functional currency. However, we incur certain expenditure in other currencies. There is a risk that currency fluctuations will have a negative effect on the value of our cash flows.

Commodity price risk management

Although the LTA bills at a base rate of $60.00 per barrel over the contract term for 1 million tons of LNG, we bear no downside risk to the movement of oil prices should the oil price move below $60.00. Pursuant to LTA Amendment 3, 0.2 million tons per year of LNG is linked to the TTF index and the Euro/U.S. Dollar foreign exchange movements.

We have entered into commodity swaps to economically hedge our exposure to a portion of FLNG Hilli’s tolling fee that is linked to the TTF index, by swapping variable cash receipts that are linked to the TTF index for anticipated future production volumes with fixed payments from our TTF swap counterparties. We have entered into master netting agreements with our counterparties and are subject to nominal credit risk as these transactions are settled on a daily margin basis with investment grade institutions.

Instrument	Year end	Notional quantity (MMBtu)	Maturity date	Fixed price/MMBtu
Commodity swap derivatives:
Receiving fixed, pay floating	2022	4,839,000	2023 - 2024	$49.50 to $51.20
Receiving fixed, pay floating	2021	1,209,753	2023 - 2024	$23.25 to $28.00

Equity price risk

Our Board of Directors previously approved a share repurchase program, which was partly financed through the use of total return swap or equity swap facilities with third party banks, indexed to our own shares. We carry the risk of fluctuations in the share price of those acquired shares. The banks were compensated at their cost of funding plus a margin. In February 2020, we purchased the remaining 1.5 million of our shares and 107,000 of Golar Partners’ common units underlying the total return swap, at an average price of $46.91 and $21.40, respectively at a fair consideration of $72.7 million, of which $59.3 million represented restricted cash that was released on the repurchase, with $55.5 million to settle the derivative liability fair value and $17.2 million relating to the fair value of the shares and units underlying the total return swap. The effect of our total return swap facilities in our consolidated statement of operation as of December 31, 2020 was a loss of $5.1 million.

Fair values of financial instruments

We recognize our fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.
The carrying values and estimated fair values of our financial instruments at December 31, 2022 and 2021 are as follows:

		2022	2022	2021	2021
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Carrying value	Fair value
Non-Derivatives:
Cash and cash equivalents (1)	Level 1	878,838	878,838	231,849	231,849
Restricted cash and short-term deposits (2)	Level 1	134,043	134,043	106,073	106,073
Trade accounts receivable (2)	Level 1	41,545	41,545	28,912	28,912
Receivable from TTF linked commodity swap derivatives (2)	Level 1	4,638	4,638	—	—
Receivable from IRS derivatives (2)	Level 1	1,923	1,923	—	—
Investment in listed equity securities (3)	Level 1	224,788	224,788	449,666	449,666
TTF linked commodity swap collateral (2) (note 16)	Level 1	—	—	6,940	6,940
Trade accounts payable (3)	Level 1	(8,983)	(8,983)	(4,929)	(4,929)
Assets held for sale (note 14)	Level 2	721	721	1,697,776	1,697,776
Liabilities held for sale (note 14)	Level 2	(373)	(373)	(879,904)	(879,904)
Current portion of long-term debt and short-term debt (2) (4) (5)	Level 2	(344,960)	(344,960)	(388,005)	(388,005)
Current portion of 2017 Convertible Bonds (4) (6)	Level 2	—	—	(315,646)	(316,561)
Long-term debt (6) (7)	Level 2	(706,290)	(706,290)	(947,855)	(947,855)
Long-term debt - Unsecured Bonds (4) (6)	Level 1	(159,029)	(158,092)	—	—

Derivatives:
Oil and gas derivative instruments (7)	Level 2	378,979	378,979	207,058	207,058
Asset on IRS derivatives (8)	Level 2	54,970	54,970	—	—
Liability on IRS derivatives (8)	Level 2	—	—	(17,300)	(17,300)
Asset on TTF linked commodity swap derivatives (8) (9)	Level 2	113,368	113,368	1,753	1,753
Liability on TTF linked commodity swap derivatives (8) (9)	Level 2	—	—	(88)	(88)
(1) These instruments carrying value is highly liquid and is a reasonable estimate of fair value.

(2) These instruments are considered to be equal to their estimated fair value because of their near term maturity.

(3) “Investment in listed equity securities” refers to our NFE Shares (note 16). The fair value is based on the NFE closing share price as of the balance sheet date.

(4) Our debt obligations are recorded at amortized cost in the consolidated balance sheets. The amounts presented in the table are gross of the deferred charges amounting to $21.0 million and $28.2 million at December 31, 2022 and 2021, respectively.

(5) The estimated fair values for both the floating long-term debt and short-term debt are considered to be equal to the carrying value since they bear variable interest rates, which are adjusted on a quarterly or six-monthly basis.

(6) The estimated fair values of our unsecured 2017 Convertible Bonds and Unsecured Bonds are based on their quoted market prices as of the balance sheet date. In February 2022, following the listing of the Unsecured Bonds, the fair value hierarchy transferred from Level 2 to Level 1.

(7) The fair value of the oil and gas derivative instruments is determined using the estimated discounted cash flows of the additional payments due to us as a result of oil and gas prices moving above the contractual floor price over the remaining term of the LTA. Significant inputs used in the valuation of the oil and gas derivative instruments include the Euro/U.S. Dollar exchange rates based on the forex forward curve for the gas derivative instrument and management’s estimate of an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil and gas prices obtained from quoted prices in active markets.

(8) The fair value of certain derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties. The credit exposure of certain derivative instruments is represented by the fair value of contracts with a positive value at the end of each period, reduced by the effects of master netting arrangements.

(9) Does not include collateral posted with counterparties to our TTF commodity swaps. We have recognized cash collateral receivable of $nil and $6.9 million as of December 31, 2022 and 2021, respectively, in relation to our TTF commodity swaps (note 16).
The following methods and assumptions were used to estimate the fair value of our other classes of financial instruments:

•The carrying values of loan receivables and working capital facilities approximate fair values because of the near-term maturity of these instruments (note 16, 23 and 28). These instruments are classified within Level 1 of the fair value hierarchy.
•Our pension plan assets are primarily invested in funds holding equity and debt securities, which are valued at quoted market price (note 25). These plan assets are classified within Level 1 of the fair value hierarchy.
The following table summarizes the fair value of our derivative instruments on a gross basis (none of which have been designated as hedges) recorded in our consolidated balance sheets as of December 31, 2022 and 2021:

	Balance sheet classification	2022	2021
(in thousands of $)
Asset derivatives
Gas derivative instrument	Other current assets and other non-current assets (note 16 and note 20)	196,184	79,578
Oil derivative instrument	Other non-current assets (note 20)	182,795	127,480
Commodity swaps	Other current assets and other non-current assets (note 16 and note 20)	113,368	1,753
Interest rate swaps	Other non-current assets (note 20)	54,970	—
Total asset derivatives		547,317	208,811

Liability derivatives
Interest rate swaps	Other current liabilities (note 23)	—	(17,300)
Commodity swap	Other current liabilities (note 23)	—	(88)
Total liability derivatives		—	(17,388)

The amounts presented in our consolidated balance sheet in relation to interest rate and commodity swaps have not been offset. For our commodity swaps, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2022 and 2021 would be adjusted as in the following table:

	2022			2021
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
(in thousands of $)
Commodity swaps
Total asset derivatives	113,368	—	113,368	1,753	(88)	1,665
Total derivative liabilities	—	—	—	(88)	88	—

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents and restricted cash to the extent that substantially all of the amounts are carried with Nordea Bank ABP, DNB Bank ASA, Citibank NA, SCB, ABN Amro Bank NV, Internationale Nederlanden Groep Bank and Danske Bank A/S. However, we believe this risk is remote, as they are established and reputable financial institutions with no prior history of default and with investment grade credit ratings.

Included within cash and cash equivalents of $878.8 million and $231.8 million are $634.2 million and $nil held in short-term money market deposits which had earned interest income of $7.6 million and $nil during the years ended December 31, 2022 and 2021, respectively.
There is a concentration of financing risk with respect to our long-term debt to the extent that a substantial amount of our long-term debt is carried with ABN Amro Bank NV, as well as with the CSSC entity in regards to our sale and leaseback arrangement on the FLNG Hilli (note 5). We believe these counterparties to be sound financial institutions, with investment grade credit ratings. Therefore, we believe this risk of default is remote.

We also have equity method investments in CoolCo and Avenir, as of December 31, 2022, with carrying values recorded in our balance sheet of $55.4 million and $41.8 million, respectively. Accordingly, the value of our investments and our share of the net results generated from Avenir and CoolCo are subject to specific risks associated with their business. In the event the fair value of the investments falls below the carrying values and they are determined to be other-than-temporary, we would be required to recognize an impairment loss.

A concentration of supplier risk exists in relation to the Gimi undergoing FLNG conversion with Keppel and B&V. However, we believe this risk is remote as Keppel is a global leader in the shipbuilding and vessel conversion sectors while B&V is a global engineering, procurement and construction company.

A further concentration of supplier risk exists in relation to the Mark II FLNG project conversion for long lead items with Nuovo Pignone International S.R.L, Kanfa AS, Chart Energy, Chemicals Inc, Siemens Energy AG and Howden Turbo UK Ltd. However, we believe this risk is remote as they are all global reputable procurement companies.